Share Capital and Reserves - Schedule of Outstanding and Exercisable Share Purchase Warrants (Details) - Share Purchase Warrant [Member] shares in Thousands	12 Months Ended
Dec. 31, 2025 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiry Date	Nov. 01, 2028
Exercise price	$ 0.63
Number of warrants outstanding | shares	4,000
Weighted-average remaining contractual life (years)	3 years 1 month 2 days
Weighted-average fair value per warrants	$ 0.39